Material Accounting Policies (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Material Accounting Policies [Line Items]
Revenue percentage		10.00%
Cash	€ 2,384,625	€ 620,531
Cash equivalents	1,000,000
Incurred net loss	3,337,000
Net of expenses	3,800,000
Interest on bank loan	€ 153,128	€ 245,706	€ 202,368
One Customer [Member]
Material Accounting Policies [Line Items]
Revenue percentage	12.00%
Insurance Risk [Member]
Material Accounting Policies [Line Items]
Cash	€ 100,000